Investments - Schedule of Master Trust Net Assets (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Accrued interest and dividends	$ 200	$ 2,900
NET ASSETS AVAILABLE FOR BENEFITS	2,162,945,700	1,900,696,600	$ 1,666,043,100
Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	2,172,436,100	1,909,315,300
Accrued interest and dividends	200	2,900
NET ASSETS AVAILABLE FOR BENEFITS	2,172,436,300	1,909,318,200
Plan's Interest in Master Trust Assets
EBP, Master Trust [Line Items]
Net assets held by Master Trust	2,141,229,200	1,878,060,300
Accrued interest and dividends	200	2,900
NET ASSETS AVAILABLE FOR BENEFITS	2,141,229,400	1,878,063,200
Common stock | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	362,952,200	351,300,300
Common stock | Plan's Interest in Master Trust Assets
EBP, Master Trust [Line Items]
Net assets held by Master Trust	359,416,900	347,197,200
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	798,653,000	670,027,300
Mutual funds | Plan's Interest in Master Trust Assets
EBP, Master Trust [Line Items]
Net assets held by Master Trust	775,937,700	648,124,000
U.S. government and other debt securities | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,015,200	1,276,600
U.S. government and other debt securities | Plan's Interest in Master Trust Assets
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,015,200	1,276,600
Common/collective trust | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	996,769,100	877,940,000
Common/collective trust | Plan's Interest in Master Trust Assets
EBP, Master Trust [Line Items]
Net assets held by Master Trust	991,812,800	872,691,400
Certificates of deposit | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,601,600	1,369,200
Certificates of deposit | Plan's Interest in Master Trust Assets
EBP, Master Trust [Line Items]
Net assets held by Master Trust	1,601,600	1,369,200
Cash and money market funds | Master Trust
EBP, Master Trust [Line Items]
Net assets held by Master Trust	11,445,000	7,401,900
Cash and money market funds | Plan's Interest in Master Trust Assets
EBP, Master Trust [Line Items]
Net assets held by Master Trust	$ 11,445,000	$ 7,401,900